UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09871

Cullen Funds Trust
(Exact name of registrant as specified in charter)

645 Fifth Avenue
New York, NY 10022
(Address of principal executive offices) (Zip code)

Brooks Cullen
Cullen Funds Trust
645 Fifth Avenue
New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 485-8586

Date of fiscal year end: June 30

Date of reporting period: Quarter ended March 31, 2012

Item 1. Schedule of Investments.

CULLEN HIGH DIVIDEND EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

	Shares	Value

COMMON STOCKS–91.0%
Aerospace & Defense–3.9%
Boeing Co.	492,010	$36,590,784
Raytheon Co.	629,120	33,204,954
		69,795,738
Banks–4.2%
HSBC Holdings PLC - ADR (a)	883,100	39,200,809
JPMorgan Chase & Co.	771,920	35,492,882
		74,693,691
Beverages–2.4%
Diageo PLC - ADR (a)	445,000	42,942,500

Chemicals–2.0%
EI du Pont de Nemours & Co.	670,000	35,443,000

Communications Equipment–0.4%
Nokia OYJ - ADR (a)	1,273,400	6,990,966

Distributors–1.7%
Genuine Parts Co.	486,600	30,534,150

Diversified Telecommunications Services–5.8%
AT&T, Inc.	1,953,100	60,995,313
Verizon Communications, Inc.	1,119,300	42,790,839
		103,786,152
Electric–4.6%
Dominion Resources, Inc.	697,600	35,724,096
NextEra Energy, Inc.	748,990	45,748,309
		81,472,405
Food Products–5.3%
HJ Heinz Co.	816,150	43,704,833
Kraft Foods, Inc., Class A	1,321,940	50,246,939
		93,951,772
Household Products–5.6%
Kimberly-Clark Corp.	703,030	51,946,887
Unilever NV (a)	1,395,440	47,486,823
		99,433,710
Industrial Conglomerates–5.9%
3M Co.	580,800	51,813,168
General Electric Co.	2,652,850	53,242,699
		105,055,867
Insurance–2.5%
Travelers Companies, Inc.	765,970	45,345,424

The accompanying notes are an integral part of these financial statements.

CULLEN HIGH DIVIDEND EQUITY FUND
SCHEDULE OF INVESTMENTS - Continued
March 31, 2012 (Unaudited)

	Shares	Value
Oil & Gas–11.2%
Chevron Corp.	483,000	$51,796,920
ConocoPhillips	802,730	61,015,507
PetroChina Co., Ltd. - ADR (a)	271,700	38,182,001
Royal Dutch Shell PLC, Class B - ADR (a)	690,550	48,773,547
		199,767,975
Pharmaceuticals–15.0%
AstraZeneca PLC - ADR (a)	1,080,000	48,049,200
Bristol-Myers Squibb Co.	1,473,600	49,734,000
Eli Lilly & Co.	1,445,100	58,194,177
Johnson & Johnson	791,150	52,184,254
Merck & Co., Inc.	1,577,780	60,586,752
		268,748,383
Real Estate Investment Trusts (REITs)–4.8%
HCP, Inc.	1,070,190	42,229,697
Health Care REIT, Inc.	784,470	43,114,471
		85,344,168
Semiconductors–3.5%
Intel Corp.	2,210,080	62,125,349

Software–3.5%
Microsoft Corp.	1,946,250	62,766,562

Tobacco–6.4%
Altria Group, Inc.	1,991,550	61,479,149
Philip Morris International, Inc.	588,500	52,146,985
		113,626,134
Wireless Telecommunication Services–2.3%
Vodafone Group PLC - ADR (a)	1,498,500	41,463,495

Total Common Stocks (Cost $1,405,157,388)		1,623,287,441
SHORT-TERM INVESTMENTS–12.8%
Money Market Fund–12.8%
Dreyfus Cash Management Fund
(Cost $228,415,267)	228,415,267	228,415,267

TOTAL INVESTMENTS-103.8%
(Cost $1,633,572,655)		1,851,702,708
Liabilities in Excess of Other Assets–(3.8%)		(68,057,217)
TOTAL NET ASSETS–100.0%		$1,783,645,491
Percentages are stated as a percent of net assets.

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ADR -	American Depository Receipt

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(a)	Foreign issued security

The accompanying notes are an integral part of these financial statements.

The cost basis of investments for Federal income tax purposes at March 31, 2012 was as follows*:

Cost of investments	$1,633,572,655
Gross unrealized appreciation	232,999,837
Gross unrealized depreciation	(14,869,784)
Net unrealized appreciation	$218,130,053

*	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 -	quoted prices in active markets for identical securities
Level 2 -	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund's assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$1,623,287,441	$—	$—	$1,623,287,441
Money Market Fund	228,415,267	—	—	228,415,267
Total	$1,851,702,708	$—	$—	$1,851,702,708

CULLEN INTERNATIONAL HIGH DIVIDEND FUND
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

	Shares	Value

COMMON STOCKS–97.0%
Australia–8.2%
BHP Billiton Ltd.	62,500	$2,240,675
QBE Insurance Group Ltd.	59,550	874,075
Sonic Healthcare Ltd.	115,000	1,491,418
Treasury Wine Estates Ltd.	641,250	2,723,381
		7,329,549
Brazil–5.8%
Cia Energetica de Minas Gerais - ADR	118,000	2,806,040
Cia Siderurgica Nacional SA - ADR	245,100	2,318,646
		5,124,686
Canada–1.9%
Canadian Oil Sands Ltd.	81,700	1,722,236

China–3.3%
PetroChina Co., Ltd. - ADR	20,700	2,908,971

France–5.3%
GDF Suez	36,350	939,062
Sanofi	32,450	2,520,124
Total SA - ADR	23,750	1,214,100
		4,673,286
Germany–11.4%
Bayer AG	32,350	2,275,489
Deutsche Post AG	151,650	2,919,574
Muenchener Rueckversicherungs AG	18,200	2,744,115
Siemens AG	21,800	2,197,765
		10,136,943
Hong Kong–4.7%
BOC Hong Kong Holdings Ltd.	951,500	2,628,233
Stella International Holdings Ltd.	623,000	1,511,460
		4,139,693
Japan–2.4%
Nitto Denko Corp.	53,200	2,143,554

Mexico–2.0%
Industrias Penoles SAB de CV	36,800	1,785,809

Netherlands–2.6%
Unilever NV	66,650	2,268,100

Norway–3.0%
Statoil ASA	99,150	2,691,706

Singapore–8.5%
Fraser and Neave Ltd.	397,000	2,115,986
Sakari Resources Ltd.	584,000	1,082,471
Singapore Telecommunications Ltd.	875,000	2,192,634

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND
SCHEDULE OF INVESTMENTS - Continued
March 31, 2012 (Unaudited)

	Shares	Value
United Overseas Bank Ltd.	151,500	$2,211,546
		7,602,637
South Africa–3.2%
MTN Group Ltd.	161,000	2,833,818

South Korea–0.4%
KT&G Corp.	5,545	393,467

Switzerland–12.3%
ABB Ltd. - ADR (a)	61,450	1,254,195
Nestle SA	37,800	2,378,465
Novartis AG - ADR	40,500	2,244,105
Roche Holding AG	13,350	2,323,346
Zurich Financial Services AG (a)	10,300	2,768,118
		10,968,229
Taiwan–3.4%
Chunghwa Telecom Co., Ltd.	21,438	66,026
Taiwan Semiconductor Manufacturing Co., Ltd.	1,031,229	2,966,384
		3,032,410
United Kingdom–18.6%
AstraZeneca PLC - ADR	20,000	889,800
BAE Systems PLC	60,450	289,970
British American Tobacco PLC - ADR	28,800	2,915,137
Diageo PLC - ADR	10,100	974,650
HSBC Holdings PLC	220,283	1,943,118
HSBC Holdings PLC - ADR	9,650	428,364
Royal Dutch Shell PLC, Class B	78,200	2,751,134
Smiths Group PLC	162,150	2,728,436
Tesco PLC	146,550	773,536
Vodafone Group PLC - ADR	103,800	2,872,146
		16,566,291
Total Common Stocks (Cost $74,043,581)		86,321,385
SHORT-TERM INVESTMENTS–1.5%
Money Market Fund–1.5%
Dreyfus Cash Management Fund
(Cost $1,333,669)	1,333,669	1,333,669

TOTAL INVESTMENTS-98.5%
(Cost $75,377,250)		87,655,054
Other Assets in Excess of Liabilities–1.5%		1,310,309
TOTAL NET ASSETS–100.0%		$88,965,363
Percentages are stated as a percent of net assets.
All securities are foreign-issued securities.

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ADR -	American Depository Receipt

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(a)	Non-income producing security

The accompanying notes are an integral part of these financial statements.

The cost basis of investments for Federal income tax purposes at March 31, 2012 was as follows*:

Cost of investments	$75,377,250
Gross unrealized appreciation	14,072,127
Gross unrealized depreciation	(1,794,323)
Net unrealized appreciation	$12,277,804

*	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 -	quoted prices in active markets for identical securities

Level 2 -	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund's assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$86,321,385	$—	$—	$86,321,385
Money Market Fund	1,333,669	—	—	1,333,669
Total	$87,655,054	$—	$—	$87,655,054

CULLEN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

	Shares	Value

COMMON STOCKS–92.8%
Aerospace & Defense–5.4%
Alliant Techsystems, Inc.	3,300	$165,396
Spirit Aerosystems Holdings, Inc., Class A (a)	11,150	272,728
		438,124
Airlines–3.8%
Copa Holdings SA, Class A (b)	3,900	308,880

Auto Parts & Equipment–1.5%
BorgWarner, Inc. (a)	1,450	122,293

Banks–7.4%
Bank of The Ozarks, Inc.	9,400	293,844
CVB Financial Corp.	26,100	306,414
		600,258
Biotechnology–3.0%
Charles River Laboratories International, Inc. (a)	6,850	247,217

Electrical Components & Equipment–3.0%
Hubbell, Inc., Class B	3,100	243,598

Electronics–7.0%
Avnet, Inc. (a)	7,700	280,203
Itron, Inc. (a)	6,350	288,354
		568,557
Engineering & Construction–2.9%
KBR, Inc.	6,650	236,408

Hand/Machine Tools–2.9%
Lincoln Electric Holdings, Inc.	5,170	234,304

Healthcare Products–3.4%
Alere, Inc. (a)	10,500	273,105

Healthcare Services–3.4%
Community Health Systems, Inc. (a)	12,450	276,888

Insurance–3.5%
WR Berkley Corp.	7,750	279,930

Machinery - Diversified–3.4%
Babcock & Wilcox Co. (a)	10,800	278,099

Metal Fabricate/Hardware–2.9%
RTI International Metals, Inc. (a)	10,150	234,059

The accompanying notes are an integral part of these financial statements.

CULLEN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - Continued
March 31, 2012 (Unaudited)

	Shares	Value
Mining–3.0%
HudBay Minerals, Inc. (b)	22,150	$242,764

Miscellaneous Manufacturing–3.0%
ITT Corp.	10,500	240,870

Oil & Gas–5.9%
Berry Petroleum Co., Class A	4,350	205,016
Cimarex Energy Co.	3,600	271,692
		476,708
Pharmaceuticals–3.5%
Omnicare, Inc.	8,000	284,560

Restaurants–3.4%
Cracker Barrel Old Country Store, Inc.	4,950	276,210

Savings & Loans–3.2%
ViewPoint Financial Group	16,650	256,077

Telecommunications–6.4%
Cable & Wireless Communications PLC (b)	443,000	228,798
NII Holdings, Inc. (a)	15,950	292,045
		520,843
Toys/Games/Hobbies–3.9%
Jakks Pacific, Inc.	17,950	313,228

Transportation–5.0%
Canadian Pacific Railway Ltd. (b)	2,250	170,888
Tidewater, Inc.	4,300	232,286
		403,174
Water–2.0%
Cia de Saneamento Basico do Estado de Sao Paulo - ADR (a)(b)	2,170	166,265

Total Common Stocks (Cost $6,733,876)		7,522,419
SHORT-TERM INVESTMENTS–7.4%
Money Market Fund–7.4%
Dreyfus Cash Management Fund
(Cost $604,428)	604,428	604,428

TOTAL INVESTMENTS-100.2%
(Cost $7,338,304)		8,126,847
Liabilities in Excess of Other Assets–(0.2%)		(18,413)
TOTAL NET ASSETS–100.0%		$8,108,434
Percentages are stated as a percent of net assets.

ADR -	American Depository Receipt

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(a)	Non-income producing security
(b)	Foreign Issued Security

The accompanying notes are an integral part of these financial statements.

The cost basis of investments for Federal income tax purposes at March 31, 2012 was as follows*:

Cost of investments	$7,338,304
Gross unrealized appreciation	1,210,756
Gross unrealized depreciation	(422,213)
Net unrealized appreciation	$788,543

*	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 -	quoted prices in active markets for identical securities

Level 2 -	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund's assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$7,522,419	$—	$—	$7,522,419
Money Market Fund	604,428	—	—	604,428
Total	$8,126,847	$—	$—	$8,126,847

Notes to Portfolio of Investments
March 31, 2012

Note 1 – Investment Valuation

Securities that are primarily traded on a national or foreign securities exchange are valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Money market mutual funds are valued at the net asset value (“NAV”) of shares held by the Funds at year end. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Funds’ Board of Trustees under supervision of the full Board. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates at the time of valuation. Exchange rates are provided daily by recognized independent pricing agents.

In May 2011, the International Accounting Standards Board and the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. In addition, ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU 2011-04 and its impact on the financial statements.

Note 2 – Subsequent Events

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(i)	Certification of each Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) is attached hereto as a part of EX-99. CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cullen Funds Trust

By: /s/ James P. Cullen
            James P. Cullen
            President

Date: April 30, 2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ James P. Cullen
            James P. Cullen
            President

Date: April 30, 2012

By: /s/ Jeffrey T. Battaglia
            Jeffrey T. Battaglia
            Treasurer

Date: April 30, 2012